Noninterest income (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Noninterest Income
Details of Noninterest income for the six months ended September 30, 2023 and 2024 are as follows:

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Fee and commission income:

Securities-related business (1)	116,989	126,734
Deposits-related business (1)	7,709	7,976
Lending-related business (2)(4)	111,688	118,321
Remittance business (1)	51,688	50,247
Asset management business (1)	56,435	62,005
Trust-related business (1)	62,172	63,978
Agency business (1)	18,615	19,940
Guarantee-related business (3)	20,866	23,200
Fees for other customer services (1)	77,835	100,468

Total Fee and commission income	523,998	572,869

Foreign exchange gains (losses)—net (3)	22,548	(120,497)
Trading account gains (losses)—net (2)	(257,638)	801,981
Investment gains (losses)—net:
Debt securities (3)	4,403	12,139
Equity securities (3)	490,375	(133,889)
Equity in earnings (losses) of equity method investees—net (3)	46,741	9,086
Gains on disposal of premises and equipment (3)	8,261	72,346
Other noninterest income (2) (5)	152,903	123,285

Total	991,591	1,337,318

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.